Significant accounting policies - Schedule of Estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2017
Minimum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, plant and equipment	10 years
Minimum [Member] | Main Components of Tank Farms [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, plant and equipment	5 years
Minimum [Member] | Containers [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, plant and equipment	2 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, plant and equipment	5 years
Minimum [Member] | Furniture, Fixtures and Others [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, plant and equipment	5 years
Minimum [Member] | Information Technology [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, plant and equipment	3 years
Maximum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, plant and equipment	50 years
Maximum [Member] | Main Components of Tank Farms [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, plant and equipment	40 years
Maximum [Member] | Containers [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, plant and equipment	15 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, plant and equipment	20 years
Maximum [Member] | Furniture, Fixtures and Others [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, plant and equipment	20 years
Maximum [Member] | Information Technology [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property, plant and equipment	10 years